UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4054
Oppenheimer AMT-Free New York Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2011

Item 1. Reports to Stockholders.

March 31, 2011

Oppenheimer AMT-Free New York Municipals

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

"If you're looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco — Master Settlement Agreement	23.1%

Higher Education	14.9

Hospital/Healthcare	7.0

Sales Tax Revenue	6.8

General Obligation	6.6

Not-for-profit organizations	5.9

Real Estate	5.6

Electric Utilities	4.5

Adult Living Facilities	3.4

Sewer Utilities	3.2
Portfolio holdings are subject to change. Percentages are as of March 31, 2011, and are based on total assets.

Credit Allocation
Credit Rating Breakdown	NRSRO Only Total

AAA	5.4%

AA	21.7

A	13.9

BBB	35.5

BB and Lower	6.8

Unrated	16.7

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 31, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free New York Municipals. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/31/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	October 1, 2010	March 31, 2011	March 31, 2011[1,2]

Class A	$1,000.00	$893.00	$4.87

Class B	1,000.00	889.20	8.95

Class C	1,000.00	888.80	8.56

Class Y	1,000.00	1,003.00	1.27

Hypothetical (5% return before expenses)

Class A	1,000.00	1,019.80	5.20

Class B	1,000.00	1,015.51	9.54

Class C	1,000.00	1,015.91	9.14

Class Y	1,000.00	1,021.09	3.89

1.	Actual expenses paid for Classes A, B, and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 60/365 to reflect the period from January 31, 2011 (inception of offering) to March 31, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Those annualized expense ratios based on the 6-month period ended March 31, 2011 for Classes A, B and C and for the period from January 31, 2011 (inception of offering) to March 31, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	1.03%

Class B	1.89

Class C	1.81

Class Y	0.77
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2011 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—118.2%
New York—88.1%
$700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625%	12/01/2034	$627,214

200,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	163,590

125,000	Albany County, NY IDA (Wildwood Programs)	5.000	07/01/2026	95,475

2,900,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2031	2,638,275

560,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2037	480,469

285,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2027	231,600

150,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2032	115,077

100,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2037	73,653

14,500,000	Albany, NY IDA (Charitable Leadership)	5.750	07/01/2026	9,283,480

1,000,000	Albany, NY IDA (Charitable Leadership)	6.000	07/01/2019	640,610

100,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000	05/01/2025	29,991

750,000	Albany, NY IDA (Sage Colleges)[1]	5.250	04/01/2019	678,743

500,000	Albany, NY IDA (Sage Colleges)[1]	5.300	04/01/2029	392,305

1,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.500	11/15/2027	955,880

1,380,000	Albany, NY IDA, Series B1	5.750	11/15/2032	1,311,193

1,365,000	Albany, NY IDA, Series D1	5.750	11/15/2027	1,340,553

100,000	Albany, NY Municipal Water Finance Authority[1]	5.000	12/01/2033	94,052

10,000	Albany, NY Parking Authority[1]	5.625	07/15/2025	10,046

4,535,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200	01/01/2040	3,110,602

20,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)	5.250	08/01/2031	17,809

5,895,000	Brookhaven, NY IDA (Alternatives for Children)	7.550	02/01/2033	5,628,428

9,235,000	Brookhaven, NY IDA (Dowling College)[1]	6.750	11/01/2032	8,198,741

7,480,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	6.375	07/15/2043	7,383,284

350,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2030	287,938

250,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2036	194,255

300,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750	11/01/2030	258,051

25,000	Canandaigua & Bristol, NY GO	5.000	12/15/2027	24,664

30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2028	29,174

30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2029	28,938

30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2030	28,693

35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2031	33,349

35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2032	33,306

35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2033	33,090

40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2034	37,415

40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2035	37,007

45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2036	41,169

45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2037	40,874

50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2038	45,021

50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2039	45,007
16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$55,000	Canandaigua & Bristol, NY GO	5.000%	12/15/2040	$49,081

55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2041	48,792

60,000	Canandaigua & Bristol, NY GO	5.000	12/15/2042	52,912

200,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	183,134

520,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.100	05/01/2031	443,628

1,285,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000	01/01/2021	1,280,181

130,000	Coeymans, NY Fire District	5.000	10/15/2024	132,404

135,000	Coeymans, NY Fire District	5.000	10/15/2025	136,856

140,000	Coeymans, NY Fire District	5.000	10/15/2026	141,582

1,040,000	Colonie, NY GO1	6.000	04/01/2032	1,082,734

840,000	Colonie, NY GO1	6.000	04/01/2033	871,038

15,000	Deerfield, NY GO	5.500	06/15/2021	15,237

15,000	Deerfield, NY GO	5.500	06/15/2022	15,168

15,000	Deerfield, NY GO	5.500	06/15/2023	15,084

15,000	Deerfield, NY GO	5.500	06/15/2024	15,110

20,000	Deerfield, NY GO	5.500	06/15/2025	20,025

20,000	Deerfield, NY GO	5.600	06/15/2026	19,897

20,000	Deerfield, NY GO	5.600	06/15/2027	19,705

20,000	Deerfield, NY GO	5.600	06/15/2028	19,439

25,000	Deerfield, NY GO	5.600	06/15/2029	24,113

25,000	Deerfield, NY GO	5.600	06/15/2030	23,921

25,000	Deerfield, NY GO	5.600	06/15/2031	23,864

25,000	Deerfield, NY GO	5.600	06/15/2032	23,807

30,000	Deerfield, NY GO	5.600	06/15/2033	28,395

30,000	Deerfield, NY GO	5.600	06/15/2034	28,148

30,000	Deerfield, NY GO	5.600	06/15/2035	27,827

35,000	Deerfield, NY GO	5.600	06/15/2036	32,087

55,135,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2046	49,060,777

8,215,000	Dutchess County, NY IDA (Elant Fishkill)	5.250	01/01/2037	5,681,001

570,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	526,338

250,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.250	07/01/2025	245,798

300,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750	07/01/2030	299,970

100,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750	07/01/2040	95,766

1,230,000	East Hampton, NY Town Hsg. Authority[1]	6.500	05/01/2034	1,327,822

500,000	Erie County, NY IDA (Charter School Applied Tech)	6.875	06/01/2035	469,360

1,200,000	Erie County, NY IDA (DePaul Properties)	5.750	09/01/2028	814,836

140,000	Erie County, NY IDA (DePaul Properties)	6.500	09/01/2018	117,782
17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$195,000	Erie County, NY IDA (Global Concepts Charter School)	6.250%	10/01/2037	$165,744

5,600,000	Erie County, NY IDA (Medaille College)	7.625	04/01/2035	5,718,496

350,000	Erie County, NY IDA (Orchard Park CCRC)	5.000	11/15/2014	336,424

1,485,000	Erie County, NY IDA (Orchard Park CCRC)	5.125	11/15/2016	1,375,481

4,390,000	Erie County, NY IDA (Orchard Park CCRC)	6.000	11/15/2036	3,258,521

4,130,000	Erie County, NY IDA (The Episcopal Church Home)	5.875	02/01/2018	4,083,496

1,880,000	Erie County, NY IDA (The Episcopal Church Home)	6.000	02/01/2028	1,732,138

36,405,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	25,525,366

29,515,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2045	19,945,647

56,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.875[3]	06/01/2050	847,840

92,000,000	Erie County, NY Tobacco Asset Securitization Corp.	9.607[3]	06/01/2055	665,160

110,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300	06/01/2035	100,888

60,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	60,375

815,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000	12/01/2027	637,843

70,000	Hempstead Village, NY GO1	5.000	09/15/2025	69,042

70,000	Hempstead Village, NY GO1	5.000	09/15/2026	68,198

50,000	Hempstead, NY IDA (Hofstra University)[1]	5.000	07/01/2033	48,176

410,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500	11/01/2038	338,521

5,035,000	Hempstead, NY IDA (WORCA)	6.900	08/01/2033	4,468,663

1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.750	07/01/2039	966,070

1,790,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	1,717,791

25,085,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	20,584,249

3,400,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	2,789,972

2,420,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	2,021,716

280,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	233,918

515,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	423,737

10,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.000	05/01/2013	9,947

15,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.750	05/01/2023	13,660

350,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.250	04/01/2019	338,905

705,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375	04/01/2029	625,666

200,000	Monroe County, NY IDA (Summit at Brighton)	5.375	07/01/2032	140,482

400,000	Monroe County, NY IDA (Summit at Brighton)	5.500	07/01/2027	307,780

10,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[4]	5.500	08/15/2040	10,130,800

4,475,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[4]	5.750	08/15/2035	4,765,640

302,900,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701[3]	06/01/2061	1,120,730
18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,000,000	Monroe, NY Newpower Corp[1]	5.625%	01/01/2026	$941,150

4,000,000	Monroe, NY Newpower Corp.[1]	5.500	01/01/2034	3,475,360

500,000	Mount Vernon, NY IDA (Meadowview)	6.200	06/01/2029	428,960

20,000	Nassau County, NY IDA (ACDS)	5.950	11/01/2022	17,554

430,000	Nassau County, NY IDA (ALIA-ACDS)	6.125	09/01/2018	399,328

1,875,000	Nassau County, NY IDA (ALIA-AP)	7.000	09/01/2028	1,720,163

600,000	Nassau County, NY IDA (ALIA-CMA)	6.125	09/01/2018	557,202

660,000	Nassau County, NY IDA (ALIA-CSMR)	6.125	09/01/2018	612,922

425,000	Nassau County, NY IDA (ALIA-EFLI)	6.125	09/01/2018	394,685

340,000	Nassau County, NY IDA (ALIA-HAII)	6.125	09/01/2018	315,748

395,000	Nassau County, NY IDA (ALIA-NCMRS)	6.125	09/01/2018	366,825

180,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500	01/01/2027	169,508

4,595,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700	01/01/2043	4,198,773

140,000	Nassau County, NY IDA (CSMR)	5.950	11/01/2022	122,881

60,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950	11/01/2022	52,663

185,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500	11/01/2037	153,097

2,555,000	Nassau County, NY IDA (Hispanic Counseling Center)	7.625	06/01/2033	2,495,520

100,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022	87,772

350,000	Nassau County, NY IDA (New York Institute of Technology)[1]	4.750	03/01/2026	330,481

70,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500	11/01/2037	57,929

675,000	Nassau County, NY IDA, Series A-B	6.000	07/01/2021	604,206

26,655,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125	06/01/2046	17,548,586

85,990,000	Nassau County, NY Tobacco Settlement Corp.	6.151[3]	06/01/2046	2,635,594

60,000,000	Nassau County, NY Tobacco Settlement Corp.	6.763[3]	06/01/2060	311,400

37,830,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000	06/01/2035	26,665,989

2,500,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024	2,541,425

840,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018	794,833

555,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034	489,482

385,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040	331,527

20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.500	05/15/2019	18,514

70,000	Niagara Falls, NY Public Water Authority	5.500	07/15/2034	66,770

1,185,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	1,070,517

14,670,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	11,312,330

100,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	73,407

5,120,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	4,225,587

850,000	NY Counties Tobacco Trust IV1	5.000	06/01/2038	581,528

5,900,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000	06/01/2042	3,966,570

11,240,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000	06/01/2045	7,349,386
19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued

$3,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250%	06/01/2041	$3,137,400

84,200,000	NY Counties Tobacco Trust V	6.850[3]	06/01/2055	746,854

334,000,000	NY Counties Tobacco Trust V	7.850[3]	06/01/2060	1,379,420

30,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125	01/15/2044	27,285,600

20,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.625	01/15/2046	19,653,400

560,000	NY Liberty Devel. Corp. (Bank of America Tower)[1]	5.625	01/15/2046	550,295

3,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[1]	5.625	07/15/2047	2,776,080

1,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[1]	6.375	07/15/2049	998,030

235,000	NY MTA, Series 2008C1	6.500	11/15/2028	261,026

2,675,000	NY MTA, Series B1	5.000	11/15/2033	2,521,054

1,000,000	NY MTA, Series D1	5.000	11/15/2034	934,890

7,580,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023	6,078,250

2,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016	1,867,860

110,000,000	NY TSASC, Inc. (TFABs)[1]	5.125	06/01/2042	73,344,700

5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250	11/01/2042	4,904,150

11,000,000	NYC GO4	5.125	03/01/2026	11,464,420

10,000	NYC GO1	5.300	01/15/2026	10,273

15,000,000	NYC GO4	5.375	04/01/2036	15,204,300

15,000	NYC GO1	5.500	11/15/2037	15,039

20,000,000	NYC GO4	5.625	11/15/2031	20,931,666

45,000	NYC GO1	6.000	05/15/2022	45,155

5,000	NYC GO1	7.500	02/01/2019	5,028

142,436	NYC HDC (Cadman Towers)	6.500	11/15/2018	143,095

40,132	NYC HDC (Corlear)	6.500	11/15/2018	42,254

450,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2034	453,627

410,000	NYC HDC (Multifamily Hsg.)[1]	5.550	11/01/2039	416,917

1,590,000	NYC HDC (Multifamily Hsg.)[1]	5.700	11/01/2046	1,600,446

30,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	30,013

118,285	NYC HDC (St. Martin Tower)	6.500	11/15/2018	118,833

3,700,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	3,555,589

60,000	NYC IDA (Assoc. for Metro Area Autistic Children)	4.500	07/01/2021	47,424

2,760,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	2,334,656

500,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	422,410

2,100,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	1,739,871

6,000,000	NYC IDA (Calhoun School)	6.625	12/01/2034	5,043,420

500,000	NYC IDA (Calhoun School)	6.625	12/01/2034	414,855

960,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	898,301

795,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	639,888

1,030,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	829,037

3,240,000	NYC IDA (Chapin School)	5.000	11/01/2038	2,562,937
20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$150,000	NYC IDA (Comprehensive Care Management)	6.000%	05/01/2026	$124,079

350,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	273,522

780,000	NYC IDA (Eger Harbor House)	5.875	05/20/2044	793,634

725,000	NYC IDA (Family Support Systems)[2]	7.500	11/01/2034	462,101

1,825,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	1,384,336

540,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	497,205

18,700,000	NYC IDA (Liberty-7 World Trade Center)	6.500	03/01/2035	18,303,747

10,850,000	NYC IDA (Liberty-7 World Trade Center)	6.750	03/01/2015	10,856,293

4,000,000	NYC IDA (Lycee Francais De New York)[1]	6.800	06/01/2028	4,123,680

950,000	NYC IDA (Magen David Yeshivah)	5.700	06/15/2027	474,972

420,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	329,603

210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	166,095

1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	806,749

2,300,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	2,293,514

6,045,000	NYC IDA (Mount St. Vincent)	5.250	06/01/2036	5,255,281

1,375,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	1,300,654

1,500,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2037	1,331,415

580,000	NYC IDA (PSCH)	6.375	07/01/2033	483,865

4,000,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	3,406,640

5,500,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2039	4,502,740

3,240,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2046	2,597,152

750,000	NYC IDA (Reece School)	7.500	12/01/2037	652,103

340,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650	07/01/2023	325,349

1,400,000	NYC IDA (Staten Island University Hospital)[1]	6.450	07/01/2032	1,342,880

756,500	NYC IDA (Studio School)	7.000	11/01/2038	641,769

5,345,000	NYC IDA (The Child School)	7.550	06/01/2033	5,115,325

970,000	NYC IDA (Tides Two Rivers Foundation)	5.650	12/01/2039	708,372

3,500,000	NYC IDA (Unicef)	5.300	11/01/2038	2,510,690

5,600,000	NYC IDA (Urban Resource Institute)	7.375	11/01/2033	4,971,344

545,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	487,399

785,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	702,033

360,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	295,841

150,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	123,267

100,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2031	80,261

2,020,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250	12/01/2036	1,609,233

5,600,000	NYC IDA (Vocational Instruction)	7.750[5]	02/01/2033	3,163,720

2,525,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	2,713,188

2,700,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	2,010,771

55,000	NYC IDA (YMCA of Greater New York)[1]	5.800	08/01/2016	55,114
21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$50,000	NYC Municipal Water Finance Authority[1]	5.000%	06/15/2032	$49,998

20,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2037	19,415,562

20,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2025	20,345

40,000,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2040	41,126,000

20,000,000	NYC Transitional Finance Authority[4]	5.000	01/15/2034	19,638,200

5,500,000	NYC Transitional Finance Authority[1]	5.000	02/01/2035	5,420,525

50,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.000	07/01/2022	27,606

15,000	NYS DA (Audit & Control)[1]	5.000	04/01/2029	15,004

30,000	NYS DA (Augustana Lutheran Home for the Aged)[1]	5.500	08/01/2038	30,325

6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2027	6,304,017

3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2028	3,658,601

750,000	NYS DA (Highland Hospital of Rochester)[1]	5.000	07/01/2026	732,353

750,000	NYS DA (Highland Hospital of Rochester)[1]	5.200	07/01/2032	712,928

1,045,000	NYS DA (Interagency Council)	7.000	07/01/2035	970,523

1,870,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.500	07/01/2030	1,788,562

2,000,000	NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)[1]	5.500	05/01/2037	1,914,560

365,000	NYS DA (Manhattan College)	5.300	07/01/2037	318,820

1,360,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	1,360,286

5,000,000	NYS DA (New York University)[1]	5.000	07/01/2037	4,826,050

425,000	NYS DA (Orange Regional Medical Center)[1]	6.125	12/01/2029	392,636

6,120,000	NYS DA (Orange Regional Medical Center)[1]	6.250	12/01/2037	5,564,855

325,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	259,435

20,000,000	NYS DA (Personal Income Tax)[4]	5.000	03/15/2037	19,530,600

490,000	NYS DA (Providence Rest)	5.000	07/01/2035	295,637

1,300,000	NYS DA (Providence Rest)	5.125	07/01/2030	859,495

340,000	NYS DA (Providence Rest)	5.250	07/01/2025	249,628

650,000	NYS DA (Rochester General Hospital)	5.000	12/01/2035	531,590

500,000	NYS DA (Rochester Institute of Technology)[1]	5.000	07/01/2040	461,755

70,000	NYS DA (Sarah Neuman Nursing Home)	5.500	08/01/2037	69,036

250,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	286,843

360,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	408,359

200,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	225,360

500,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2035	468,090

115,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	115,023

20,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	18,433,400

20,000,000	NYS DA (State Personal Income Tax Authority)[4]	5.750	03/15/2036	21,414,907

760,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	792,513

1,070,000	NYS DA (Winthrop University Hospital)[1]	5.500	07/01/2023	1,078,218
22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$100,000	NYS DA (Winthrop University Hospital/South Nassau Communities Hospital Obligated Group)[1]	5.500%	07/01/2032	$94,833

20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2027	20,117

50,000	NYS EFC (NYS Water Services)[1]	6.600	09/15/2012	50,253

20,000	NYS HFA (Affordable Hsg.)[1]	5.450	11/01/2040	20,134

50,000	NYS Medcare (Hospital & Nursing Home)[1]	6.375	08/15/2033	50,143

2,330,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2037	2,275,315

295,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2022	295,929

250,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300	03/15/2019	224,188

55,000	Onondaga County, NY IDA (Salina Free Library)	5.500	12/01/2022	56,999

1,615,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.200	07/01/2029	1,527,483

1,810,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.375	07/01/2040	1,680,531

755,000	Orange County, NY IDA (Glen Arden)	5.625	01/01/2018	654,215

275,000	Orange County, NY IDA (Glen Arden)	5.700	01/01/2028	202,323

9,190,000	Otsego County, NY IDA (Hartwick College)[1]	5.900	07/01/2022	8,464,358

5,000,000	Port Authority NY/NJ, 166th Series[1]	5.250	07/15/2036	5,031,950

2,680,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625	06/01/2035	2,146,626

2,000,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	1,589,800

415,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350	09/01/2047	395,839

6,810,000	Rensselaer, NY City School District COP	5.000	06/01/2026	6,405,486

1,200,000	Rensselaer, NY City School District COP	5.000	06/01/2036	995,724

1,060,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625	08/15/2035	848,403

3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750	08/15/2043	2,502,990

101,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.252 [3]	08/15/2045	3,006,770

53,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.637 [3]	08/15/2050	784,930

50,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.676 [3]	08/15/2060	202,000

2,500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.125	12/01/2033	2,247,800

230,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)[1]	5.125	12/01/2027	216,580

1,500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)[1]	5.250	12/01/2032	1,381,500

105,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000	10/01/2027	97,631

45,000	Sodus Village, NY GO1	5.000	05/15/2032	45,162

45,000	Sodus Village, NY GO1	5.000	05/15/2033	45,091

45,000	Sodus Village, NY GO1	5.000	05/15/2034	44,875

45,000	Sodus Village, NY GO1	5.000	05/15/2035	44,438

45,000	Sodus Village, NY GO1	5.000	05/15/2036	43,990

45,000	Sodus Village, NY GO1	5.000	05/15/2037	43,719

11,970,000	SONYMA, Series 161 [4]	5.875	10/01/2039	12,365,745
23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$810,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	6.250%	10/01/2040	$726,319

1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)[1]	6.000	12/01/2040	923,440

635,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375	12/01/2040	603,523

95,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500	11/01/2037	78,617

215,000	Suffolk County, NY IDA (ALIA-DDI)	5.950	10/01/2021	191,148

100,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	87,772

5,000	Suffolk County, NY IDA (ALIA-IGHL)	6.000	10/01/2031	4,052

4,000,000	Suffolk County, NY IDA (ALIA-IGHL)	7.250	12/01/2033	3,705,600

390,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500	11/01/2037	322,745

8,515,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	5,585,244

160,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	153,019

365,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375	01/01/2027	277,053

685,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.500	01/01/2037	479,000

10,500,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000	11/01/2028	9,284,940

1,000,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550	02/01/2034	953,970

620,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750	11/01/2036	536,709

210,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750	11/01/2036	181,789

1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2026	966,790

5,985,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.000	11/01/2035	4,909,735

505,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200	02/01/2035	422,776

185,000	Suffolk County, NY IDA (Southampton Hospital Assoc.)	7.250	01/01/2020	185,424

215,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250	07/01/2022	178,188

6,350,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000 [6]	06/01/2044	4,695,190

470,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375	06/01/2028	382,998

1,500,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2048	1,162,185

15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000 [3]	06/01/2048	352,328

408,000	Sullivan County, NY Community College COP	5.750	08/15/2025	320,492

320,000	Sullivan County, NY IDA (Center for Discovery)	5.625	06/01/2013	309,587

1,240,000	Sullivan County, NY IDA (Center for Discovery)	5.875	07/01/2022	968,155

530,000	Sullivan County, NY IDA (Center for Discovery)	6.000	06/01/2019	471,573

1,540,000	Sullivan County, NY IDA (Center for Discovery)	6.000	07/01/2037	1,144,497

270,000	Sullivan County, NY IDA (Center for Discovery)	6.500	06/01/2025	230,526

475,000	Sullivan County, NY IDA (Center for Discovery)	6.950	02/01/2035	381,710

390,000	Syracuse, NY IDA (Crouse Irving Companies)[1]	5.250	01/01/2017	390,741

200,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375	03/01/2021	191,796

175,000	Tompkins County, NY IDA (Kendal at Ithaca)[1]	5.500	07/01/2024	171,441

2,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	1,999,620
24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,000,000	Ulster County, NY IDA (Kingston Regional Senior Living Corp.)	6.000%	09/15/2042	$734,010

20,000	Ulster County, NY IDA (Mid-Hudson Family Health Institute)[1]	5.300	07/01/2016	20,048

3,830,000	Utica, NY IDA (Utica College Civic Facility)	5.750	08/01/2028	3,291,349

1,250,000	Utica, NY IDA (Utica College Civic Facility)	6.750	12/01/2021	1,257,850

30,000	Voorheesville, NY GO	5.000	02/15/2023	31,233

35,000	Voorheesville, NY GO	5.000	02/15/2024	36,287

35,000	Voorheesville, NY GO	5.000	02/15/2025	36,038

35,000	Voorheesville, NY GO	5.000	02/15/2026	35,965

40,000	Voorheesville, NY GO	5.000	02/15/2027	40,896

40,000	Voorheesville, NY GO	5.000	02/15/2028	40,710

40,000	Voorheesville, NY GO	5.000	02/15/2029	40,628

45,000	Voorheesville, NY GO	5.000	02/15/2030	45,522

45,000	Voorheesville, NY GO	5.000	02/15/2031	45,316

50,000	Voorheesville, NY GO	5.000	02/15/2032	50,301

50,000	Voorheesville, NY GO	5.000	02/15/2033	50,250

55,000	Voorheesville, NY GO	5.000	02/15/2034	55,080

55,000	Voorheesville, NY GO	5.000	02/15/2035	54,769

60,000	Voorheesville, NY GO	5.000	02/15/2036	59,073

60,000	Voorheesville, NY GO	5.000	02/15/2037	58,718

200,000	Westchester County, NY Healthcare Corp.[1]	6.000	11/01/2030	197,494

3,000,000	Westchester County, NY Healthcare Corp., Series B1	6.125	11/01/2037	2,932,500

370,000	Westchester County, NY IDA (Field Home)	6.500	08/15/2022	340,644

250,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	244,745

1,670,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	1,604,419

320,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2013	317,958

600,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	499,758

300,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	260,643

10,790,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	7,350,040

975,000	Yates County, NY IDA (Soldiers & Sailors Memorial Hospital)	6.000	02/01/2041	977,467

150,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.250	10/15/2040	133,317

1,000,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000	06/01/2029	1,032,450

4,000,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000	06/01/2041	4,022,680

400,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B	6.150	03/01/2015	336,440

				929,957,098
25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions—30.1%
$10,000,000	Guam GO1	5.000%	11/15/2023	$8,758,500

1,465,000	Guam GO1	5.250	11/15/2037	1,224,637

850,000	Guam GO1	6.750	11/15/2029	860,421

10,200,000	Guam GO1	7.000	11/15/2039	10,490,904

2,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.625	07/01/2040	1,725,560

2,525,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875	07/01/2035	2,359,587

1,000,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000	07/01/2025	968,930

4,165,000	Guam Power Authority, Series A1	5.125	10/01/2029	3,817,639

9,380,000	Guam Power Authority, Series A1	5.250	10/01/2034	8,316,683

1,400,000	Guam Power Authority, Series A1	5.500	10/01/2030	1,317,106

1,200,000	Guam Power Authority, Series A1	5.500	10/01/2040	1,098,972

975,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2017	870,929

2,000,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	1,634,760

400,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	366,700

21,210,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000 [6]	07/01/2024	21,448,825

12,680,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2038	11,896,756

1,790,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2044	1,663,930

15,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	13,257

8,400,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	6,850,452

19,500,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	15,982,395

4,595,000	Puerto Rico Commonwealth GO1	5.250	07/01/2031	4,178,647

1,980,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	1,776,515

1,185,000	Puerto Rico Commonwealth GO1	5.250	07/01/2034	1,043,250

3,500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2037	3,010,840

485,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	502,387

31,225,000	Puerto Rico Commonwealth GO1	5.500	07/01/2032	28,937,144

3,445,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2022	3,481,173

5,450,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2024	5,317,511

5,735,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2025	5,509,270

1,070,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2026	1,018,137

3,410,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2027	3,227,736

5,670,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	5,344,145

1,945,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2029	1,819,120

2,045,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2030	1,882,034

2,155,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2031	1,948,077

355,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	322,464

500,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	438,780

2,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2030	2,046,865

15,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000	07/01/2038	12,382
26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$7,405,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000%	07/01/2030	$6,627,845

22,000,000	Puerto Rico Highway & Transportation Authority, Series N1	0.7337	07/01/2045	11,893,420

225,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250	07/01/2039	192,146

9,000,000	Puerto Rico Infrastructure[1]	5.000	07/01/2041	7,162,560

5,500,000	Puerto Rico Infrastructure[1]	5.000	07/01/2046	4,276,250

725,000	Puerto Rico Infrastructure[1]	5.500	07/01/2024	722,238

15,000,000	Puerto Rico Infrastructure	5.650 [3]	07/01/2029	4,183,200

4,600,000	Puerto Rico Infrastructure	7.460 [3]	07/01/2030	1,169,550

2,500,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	2,190,825

1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	03/01/2036	846,494

1,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	02/01/2029	1,282,275

105,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2022	105,065

4,305,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000	08/01/2022	3,817,674

1,500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250	09/01/2031	1,360,305

5,000,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2036	4,172,250

10,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2022	9,708

810,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029	749,858

1,400,000	Puerto Rico Public Buildings Authority[1]	6.500	07/01/2030	1,450,386

3,500,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	3,680,040

1,000,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	1,096,570

3,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	3,393,243

800,000	Puerto Rico Public Buildings Authority, Series D1	5.250	07/01/2036	692,624

34,995,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250	08/01/2057	32,669,582

19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.950[3]	08/01/2056	823,080

25,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100[3]	08/01/2044	2,622,500

27,615,000	Puerto Rico Sales Tax Financing Corp., Series A	6.130[3]	08/01/2043	3,121,876

10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.137[3]	08/01/2047	832,300

18,120,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160[3]	08/01/2036	3,273,378

277,125,000	Puerto Rico Sales Tax Financing Corp., Series A	6.580[3]	08/01/2054	13,764,799

13,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750	08/01/2057	13,044,850

26,550,000	Puerto Rico Sales Tax Financing Corp., Series C	6.190[3]	08/01/2038	4,135,163

1,000,000	University of Puerto Rico [1]	5.000	06/01/2025	921,530

5,925,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	5,175,606

1,700,000	University of Puerto Rico, Series Q1	5.000	06/01/2036	1,389,562

950,000	University of V.I., Series A [1]	5.375	06/01/2034	854,221

				317,186,393
Total Investments, at Value (Cost $1,442,438,355)—118.2%				1,247,143,491

Liabilities in Excess of Other Assets—(18.2)
				(192,094,956)

Net Assets--100.0%				$1,055,048,535

27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.
2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.
3. Zero coupon bond reflects effective yield on the date of purchase.
4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.
5. Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of the accompanying Notes.
6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7. Represents the current interest rate for a variable or increasing rate security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2011 based on valuation input level:

			Level 3
	Level 1	Level 2	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$929,927,107	$29,991	$929,957,098
U.S. Possessions	—	317,186,393	—	317,186,393

Total Assets	$—	$1,247,113,500	$29,991	$1,247,143,491

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning, Inc.
CCRC	Continuing Care Retirement Community
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
EFLI	Epilepsy Foundation of L.I., Inc.
FIT	Fashion Institute of Technology
GO	General Obligation
HAII	Homes Anew II, Inc.
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NCMRS	Nassau Community Mental Retardation Services Company
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PSCH	Professional Service Centers for the Handicapped, Inc.
ROLs	Residual Option Longs
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UDC	Urban Devel. Corp.
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
29 |     OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2011

Assets
Investments, at value (cost $1,442,438,355)—see accompanying statement of investments	$1,247,143,491

Cash	573,725

Receivables and other assets:
Interest	18,912,006
Investments sold	4,828,757
Shares of beneficial interest sold	1,745,160
Other	447,947

Total assets	1,273,651,086

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	185,290,000
Payable on borrowings (See Note 5)	27,900,000
Dividends	2,749,121
Shares of beneficial interest redeemed	1,615,219
Distribution and service plan fees	658,381
Trustees’ compensation	198,440
Shareholder communications	46,705
Transfer and shareholder servicing agent fees	32,592
Interest expense on borrowings	5,726
Other	106,367

Total liabilities	218,602,551

Net Assets	$1,055,048,535

Composition of Net Assets
Par value of shares of beneficial interest	$101,932

Additional paid-in capital	1,330,852,213

Accumulated net investment income	17,252,037

Accumulated net realized loss on investments	(97,862,783)

Net unrealized depreciation on investments	(195,294,864)

Net Assets	$1,055,048,535

30 |      OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $918,355,471 and 88,731,113 shares of beneficial interest outstanding)	$10.35
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.87

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,848,596 and 1,240,799 shares of beneficial interest outstanding)	$10.36

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $121,742,425 and 11,756,946 shares of beneficial interest outstanding)	$10.35

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,102,043 and 202,909 shares of beneficial interest outstanding)	$10.36
See accompanying Notes to Financial Statements.
31 |      OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2011

Investment Income
Interest	$42,529,636

Expenses
Management fees	2,720,345

Distribution and service plan fees:
Class A	1,225,826
Class B	74,340
Class C	682,003

Transfer and shareholder servicing agent fees:
Class A	156,859
Class B	8,873
Class C	31,600
Class Y	11

Shareholder communications:
Class A	28,337
Class B	1,398
Class C	4,928

Interest expense and fees on short-term floating rate notes issued (See Note 1)	940,599

Borrowing fees	579,590

Interest expense on borrowings	43,213

Trustees’ compensation	12,304

Custodian fees and expenses	3,815

Administration service fees	750

Other	89,347

Total expenses	6,604,138
Less waivers and reimbursements of expenses	(33,421)

Net expenses	6,570,717

Net Investment Income	35,958,919

Realized and Unrealized Loss
Net realized loss on investments	(14,512,373)

Net change in unrealized appreciation/depreciation on investments	(161,241,681)

Net Decrease in Net Assets Resulting from Operations	$(139,795,135)

See accompanying Notes to Financial Statements.
32 |      OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30,
	(Unaudited)	2010

Operations
Net investment income	$35,958,919	$75,720,261

Net realized gain (loss)	(14,512,373)	20,692,648

Net change in unrealized appreciation/depreciation	(161,241,681)	156,362

Net increase (decrease) in net assets resulting from operations	(139,795,135)	96,569,271

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(32,058,558)	(62,861,395)
Class B	(405,313)	(842,833)
Class C	(3,787,561)	(7,288,774)
Class Y	(10,604)	—

	(36,262,036)	(70,993,002)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(79,044,526)	(48,768,050)
Class B	(2,315,668)	(3,086,154)
Class C	(14,745,518)	(3,914,303)
Class Y	2,115,685	—

	(93,990,027)	(55,768,507)

Net Assets
Total decrease	(270,047,198)	(30,192,238)

Beginning of period	1,325,095,733	1,355,287,971

End of period (including accumulated net investment income of $17,252,037 and $17,555,154, respectively)	$1,055,048,535	$1,325,095,733

See accompanying Notes to Financial Statements.
33 |      OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2011 (Unaudited)

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(139,795,135)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(177,717,602)
Proceeds from disposition of investment securities	299,580,122
Short-term investment securities, net	13,656,192
Premium amortization	965,976
Discount accretion	(4,712,448)
Net realized loss on investments	14,512,373
Net change in unrealized appreciation/depreciation on investments	161,241,681
Change in assets:
Decrease in interest receivable	2,445,196
Increase in other assets	(307,982)
Increase in receivable for securities sold	(3,854,689)
Change in liabilities:
Decrease in other liabilities	(151,558)
Decrease in payable for securities purchased	(14,400,000)

Net cash provided by operating activities	151,462,126

Cash Flows from Financing Activities
Proceeds from bank borrowings	252,000,000
Payments on bank borrowings	(244,500,000)
Payments on short-term floating rate notes issued	(27,075,000)
Proceeds from shares sold	73,999,049
Payments on shares redeemed	(194,818,756)
Cash distributions paid	(10,890,363)

Net cash used in financing activities	(151,285,070)

Net increase in cash	177,056

Cash, beginning balance	396,669

Cash, ending balance	$573,725

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $24,188,180.
Cash paid for interest on bank borrowings—$44,369.
Cash paid for interest on short-term floating rate notes issued—$940,599.
See accompanying Notes to Financial Statements.
34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$11.97	$11.73	$10.60	$12.68	$13.22	$12.91

Income (loss) from investment operations:
Net investment income[1]	.35	.69	.65	.62	.57	.61
Net realized and unrealized gain (loss)	(1.63)	.19	1.07	(2.13)	(.55)	.34

Total from investment operations	(1.28)	.88	1.72	(1.51)	.02	.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.64)	(.59)	(.57)	(.56)	(.64)
Distributions from net realized gain	—	—	—	—	—[2]	—

Total dividends and/or distributions to shareholders	(.34)	(.64)	(.59)	(.57)	(.56)	(.64)

Net asset value, end of period	$10.35	$11.97	$11.73	$10.60	$12.68	$13.22

Total Return, at Net Asset Value[3]	(10.70)%	7.90%	17.86%	(12.31)%	0.15%	7.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$918,356	$1,150,410	$1,176,870	$1,095,341	$1,275,590	$1,005,912

Average net assets (in thousands)	$1,012,681	$1,121,641	$933,439	$1,244,330	$1,181,757	$824,276

Ratios to average net assets:[4]
Net investment income	6.30%	5.97%	6.91%	5.13%	4.35%	4.76%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.76%	0.75%	0.78%	0.74%	0.80%	0.78%
Interest and fees from borrowings	0.11%	0.14%	0.64%	0.08%	0.02%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.08%	0.32%	0.60%	0.69%	0.61%

Total expenses	1.03%	0.97%	1.74%	1.42%	1.51%	1.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	0.97%	1.74%	1.42%	1.51%	1.51%

Portfolio turnover rate	13%	16%	22%	34%	26%	36%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$11.98	$11.73	$10.61	$12.68	$13.22	$12.91

Income (loss) from investment operations:
Net investment income[1]	.30	.59	.57	.52	.47	.51
Net realized and unrealized gain (loss)	(1.63)	.21	1.06	(2.12)	(.55)	.34

Total from investment operations	(1.33)	.80	1.63	(1.60)	(.08)	.85

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.55)	(.51)	(.47)	(.46)	(.54)
Distributions from net realized gain	—	—	—	—	—[2]	—

Total dividends and/or distributions to shareholders	(.29)	(.55)	(.51)	(.47)	(.46)	(.54)

Net asset value, end of period	$10.36	$11.98	$11.73	$10.61	$12.68	$13.22

Total Return, at Net Asset Value[3]	(11.08)%	7.09%	16.75%	(12.96)%	(0.65)%	6.76%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$12,849	$17,430	$20,239	$22,079	$30,982	$32,793

Average net assets (in thousands)	$14,884	$17,741	$17,152	$27,621	$32,663	$29,544

Ratios to average net assets:[4]
Net investment income	5.42%	5.12%	6.06%	4.29%	3.55%	3.99%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.62%	1.60%	1.64%	1.57%	1.60%	1.58%
Interest and fees from borrowings	0.11%	0.14%	0.64%	0.08%	0.02%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.08%	0.32%	0.60%	0.69%	0.61%

Total expenses	1.89%	1.82%	2.60%	2.25%	2.31%	2.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.89%	1.82%	2.60%	2.25%	2.31%	2.30%

Portfolio turnover rate	13%	16%	22%	34%	26%	36%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$11.98	$11.73	$10.61	$12.68	$13.22	$12.91

Income (loss) from investment operations:
Net investment income[1]	.30	.60	.58	.53	.47	.50
Net realized and unrealized gain (loss)	(1.64)	.20	1.06	(2.12)	(.55)	.35

Total from investment operations	(1.34)	.80	1.64	(1.59)	(.08)	.85

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.55)	(.52)	(.48)	(.46)	(.54)
Distributions from net realized gain	—	—	—	—	—[2]	—

Total dividends and/or distributions to shareholders	(.29)	(.55)	(.52)	(.48)	(.46)	(.54)

Net asset value, end of period	$10.35	$11.98	$11.73	$10.61	$12.68	$13.22

Total Return, at Net Asset Value[3]	(11.12)%	7.17%	16.84%	(12.92)%	(0.62)%	6.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121,742	$157,256	$158,179	$141,579	$163,976	$106,663

Average net assets (in thousands)	$136,581	$150,880	$122,746	$160,910	$142,905	64,991

Ratios to average net assets:[4]
Net investment income	5.52%	5.19%	6.14%	4.35%	3.58%	3.89%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.54%	1.52%	1.56%	1.52%	1.57%	1.54%
Interest and fees from borrowings	0.11%	0.14%	0.64%	0.08%	0.02%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.08%	0.32%	0.60%	0.69%	0.61%

Total expenses	1.81%	1.74%	2.52%	2.20%	2.28%	2.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.81%	1.74%	2.52%	2.20%	2.28%	2.27%

Portfolio turnover rate	13%	16%	22%	34%	26%	36%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

Period Ended
March 31, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.46

Income (loss) from investment operations:
Net investment income[2]	.11
Net realized and unrealized loss	(.11)

Total from investment operations	—

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)

Net asset value, end of period	$10.36

Total Return, at Net Asset Value[3]	0.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,102

Average net assets (in thousands)	$784

Ratios to average net assets:[4]
Net investment income	6.86%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.50%
Interest and fees from borrowings	0.11%
Interest and fees on short-term floating rate notes issued[5]	0.16%

Total expenses	0.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.77%

Portfolio turnover rate	13%

1.	For the period from January 31, 2011 (inception of offering) to March 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer AMT-Free New York Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on January 31, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued
39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the
40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $185,290,000 as of March 31, 2011, which represents 14.55% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At March 31, 2011, municipal bond holdings with a value of $288,641,272 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $185,290,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
41 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
At March 31, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,240,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	10.770%	8/15/35	$2,530,640
5,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	10.270	8/15/40	5,130,800
10,000,000	NY Liberty Devel. Corp. (One Bryant Park) ROLs[3]	10.570	1/15/46	9,653,400
15,000,000	NY Liberty Devel. Corp. ROLs[3]	8.128	1/15/44	12,285,600
6,670,000	NYC GO DRIVERS	12.750	11/15/31	7,601,666
2,750,000	NYC GO ROLs	18.165	3/1/26	3,214,420
3,750,000	NYC GO ROLs[3]	19.209	4/1/36	3,954,300
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	19.716	6/15/40	11,126,000
4,160,000	NYC Municipal Water Finance Authority ROLs[3]	17.045	6/15/37	3,575,562
10,000,000	NYC Transitional Finance Authority ROLs[3]	7.921	1/15/29	9,638,200
10,000,000	NYS DA (Personal Income Tax) DRIVERS	7.734	9/15/31	9,530,600
6,670,000	NYS DA (State Personal Income Tax Authority)	13.075	3/15/36	8,084,907
11,665,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	14.139	8/1/57	9,339,582
3,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.368	8/1/57	3,294,850
3,995,000	SONYMA ROLs	16.121	10/1/39	4,390,745

				$103,351,272

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 29 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $132,405,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities
42 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost	$822,737
Market Value	$492,092
Market Value as a % of Net Assets	0.05%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of March 31, 2011, securities with an aggregate market value of $3,163,720, representing 0.30% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $108,500 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2010, the Fund had unused capital loss carryforwards as follows:

Expiring

2016	$6,750,776
2017	26,431,288
2018	43,255,092

Total	$76,437,156

As of March 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $90,949,529, of which $14,512,373 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is
43 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,261,945,856[1]

Gross unrealized appreciation	$12,640,927
Gross unrealized depreciation	(216,229,055)

Net unrealized depreciation	$(203,588,128)

1.	The Federal tax cost of securities does not include cost of $188,785,763, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,565
Payments Made to Retired Trustees	13,477
Accumulated Liability as of March 31, 2011	102,590
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other
44 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure
45 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2011[1]		Year Ended September 30, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	5,664,596	$62,437,328	10,037,034	$115,542,020
Dividends and/or
distributions reinvested	1,986,264	21,619,832	3,693,090	42,534,250
Redeemed	(15,003,023)	(163,101,686)	(18,002,589)	(206,844,320)

Net decrease	(7,352,163)	$(79,044,526)	(4,272,465)	$(48,768,050)

Class B
Sold	62,498	$687,107	150,352	$1,729,008
Dividends and/or
distributions reinvested	26,337	286,885	52,846	608,456
Redeemed	(303,085)	(3,289,660)	(473,159)	(5,423,618)

Net decrease	(214,250)	$(2,315,668)	(269,961)	$(3,086,154)

Class C
Sold	812,885	$8,909,208	1,926,065	$22,111,402
Dividends and/or
distributions reinvested	208,989	2,275,655	384,897	4,434,683
Redeemed	(2,392,735)	(25,930,381)	(2,665,475)	(30,460,388)

Net decrease	(1,370,861)	$(14,745,518)	(354,513)	$(3,914,303)

Class Y
Sold	202,355	$2,109,877	—	$—
Dividends and/or
distributions reinvested	554	5,808	—	—
Redeemed	—	—	—	—

Net increase	202,909	$2,115,685	—	$—

1.	For the six months ended March 31, 2011, for Class A, B, and C shares, and for the period from January 31, 2011 (inception of offering) to March 31, 2011 for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$177,717,602	$299,580,122
46 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2011, the Fund paid $198,995 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
47 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class B	$1,620,875
Class C	2,238,728
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

March 31, 2011	$48,075	$24,875	$18,211	$6,259
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended March 31, 2011, the Manager reimbursed the Fund $33,421 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
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     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1 (Inverse Floating Rate Securities). The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2386% as of March 31, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 31, 2011 equal 0.10% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of March 31, 2011, the Fund had borrowings outstanding at an interest rate of 0.2386%. Details of the borrowings for the six months ended March 31, 2011 are as follows:

Average Daily Loan Balance	$31,056,044
Average Daily Interest Rate	0.280%
Fees Paid	$782,303
Interest Paid	$44,369
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a
49 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Reverse Repurchase Agreements Continued
higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended March 31, 2011 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund executed no transactions under the Facility during the six months ended March 31, 2011.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor — including the Fund. The lawsuits naming the Fund as a defendant also name as
50 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

defendants certain officers and current and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors, as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “ Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
52 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
53 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Senior Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
54 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
55 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
56 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer AMT-Free New York Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 05/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 05/10/2011

By:	/s/Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 05/10/2011